Stock-based Compensation - Summary of Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock options | 2020 Equity Incentive Plan | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Weighted average grant date fair value per unit options granted (in USD per share)		$ 2.51
Stock options | 2020 Equity Incentive Plan | Minimum | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 6 months 25 days	4 years 6 months 18 days
Volatility	56.39%	48.20%
Risk-free interest rate	1.37%	0.32%
Weighted average grant date fair value per unit options granted (in USD per share)	$ 2.75
Fair value per common stock (in USD per share)	$ 4.2	$ 4.2
Stock options | 2020 Equity Incentive Plan | Maximum | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 7 months 9 days	4 years 7 months 9 days
Volatility	61.97%	56.46%
Risk-free interest rate	4.24%	0.98%
Weighted average grant date fair value per unit options granted (in USD per share)	$ 6.37
Fair value per common stock (in USD per share)	$ 8.36	$ 3.21
P Units | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		3 years
Volatility		70.00%
Risk-free interest rate		0.40%
Dividend yield		0.00%
Weighted average grant date fair value per unit options granted (in USD per share)		$ 2.42
Fair value per common stock (in USD per share)		$ 3.55